Subsequent Event – Restatement for the Reverse/Forward Stock Split	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Subsequent Event – Restatement for the Reverse/Forward Stock Split

14.   SUBSEQUENT EVENT – RESTATEMENT FOR THE REVERSE/FORWARD STOCK SPLIT

On October 27, 2016, the Company effected a reverse stock split of its outstanding shares of common stock, at the ratio of 1-for-1,000 (the “Reverse Split”). Also on October 27, 2016, immediately following the completion of the Reverse Split, the Company effected a forward stock split on a 100-for-1 share basis. On the same date, the Company also reduced the number of authorized shares of common stock from 200,000,000 to 40,000,000. The financial statements at December 31, 2015 and 2014 have been retroactively restated to reflect this split.